Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 32,909	$ (65,257)	$ 32,853	$ (278,880)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Shares issued for services	800
Amortization expense	583		914
Loan Cost	(1,728)
Loss (gain) on debt settlement			(297,297)
Change in derivative liability	(59,550)	17,152	68,609	193,482
Warrants issued for services			9,617
Increase (decrease) in assets and liabilities:
Accounts payable	4,923	2,400	(2,400)	2,400
Interest expense			152,621
Accrued interest on loans payable		84,498	6,500	84,498
Net cash used for operating activities	(22,063)	38,793	(28,583)	1,500
Cash flows provided by (used for) Investing activities
Cash flows provided by (used for) Investing activities
Cash flows provided by (used for) Financing activities
Payment of related party loan	(300)	(1,500)	(1,500)	(1,500)
Payments to loan from affiliate	(314)
Proceeds from loan from affiliate			27,500
Purchase of Preferred C shares			100
Payment of non-related party loans			(93,899)
Proceeds from non-related loans			125,000
Net cash provided by (used for) financing activities	(614)	(1,500)	57,201	(1,500)
Net (decrease) increase in cash	(22,677)	37,293	28,618
Cash, beginning of period	28,618
Cash, end of period	5,941	37,293	28,618
Supplemental disclosure of cash flow information
Common stock issued for debt	$ 761,456		$ 761,456